Investments in Associates - Summarized Financial Information of Associate, Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Current Assets	$ 31,685	$ 53,778
Total assets	1,850,184	1,931,426
Total Liabilities	400,842	477,445
Carrying amount of investment in associate	72,292	57,559	$ 27,265
Versamet Royalties Corp.
Disclosure of associates [line items]
Current Assets	9,557	11,349
Non-current Assets	222,079	147,256
Total assets	231,636	158,605
Current Liabilities	17,718	414
Non-current Liabilities	5,356	44,790
Total Liabilities	23,074	45,204
Net Assets	208,562	113,401
Company’s share of net assets of associate	54,701	38,556
Adjustments to Sandstorm’s share of net assets	9,618	8,741
Carrying amount of investment in associate	64,319	47,297	18,278
Horizon Copper Corp.
Disclosure of associates [line items]
Current Assets	12,615	20,750
Non-current Assets	500,796	499,495
Total assets	513,411	520,245
Current Liabilities	7,010	10,401
Non-current Liabilities	557,678	504,465
Total Liabilities	564,688	514,866
Net Assets	(51,277)	5,379
Company’s share of net assets of associate	(17,363)	1,829
Adjustments to Sandstorm’s share of net assets	25,336	8,433
Carrying amount of investment in associate	$ 7,973	$ 10,262	$ 8,987